Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2020, and 2019, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
from	2020	2019
Net operating loss carryforwards (“NOL´s”)	497,184	546,705
Temporary tax non-deductible expenses	115,063	95,847
Derivatives financial instruments	83,847	86,096
Other	3,021	-
Total deferred tax assets	699,115	728,648

Deferred tax liabilities	Balance as of December 31,
from	2020	2019
Accelerated tax amortization	652,600	682,800
Other difference between tax and book value of assets	154,969	137,192
Other	179	9,686
Total deferred tax liabilities	807,748	829,678

Consolidated balance sheets classifications
After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2020	2019
Deferred tax assets	152,290	147,966
Deferred tax liabilities	260,923	248,996
Net deferred tax liabilities	108,633	101,030

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2020 and 2019 were as follows:

Deferred tax assets	Amount
As of December 31, 2018	136,066
Increase/(decrease) through the consolidated income statement	5,809
Increase/(decrease) through other consolidated comprehensive income (equity)	6,147
Other movements	(56)
As of December 31, 2019	147,966

Increase/(decrease) through the consolidated income statement	6,003
Increase/(decrease) through other consolidated comprehensive income (equity)	(8,698)
Other movements	7,019
As of December 31, 2020	152,290

Deferred tax liabilities	Amount
As of December 31, 2018	211,000
Increase/(decrease) through the consolidated income statement	31,678
Business combinations (Note 5)	2,539
Other movements	3,779
As of December 31, 2019	248,996

Increase/(decrease) through the consolidated income statement	9,675
Other movements	2,252
As of December 31, 2020	260,923

Income tax expense
Details of income tax for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the twelve-month period ended December 31,
Item	2020	2019	2018
Current tax	(21,205)	(5,081)	(468)
Deferred tax	(3,672)	(25,869)	(42,191)
- relating to the origination and reversal of temporary differences	(3,672)	(25,869)	(42,191)
Total income tax expense	(24,877)	(30,950)	(42,659)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the year ended December 31,
Concept	2020	2019	2018
Consolidated income before taxes	41,751	105,558	97,928
Average statutory tax rate	25%	25%	30%
Corporate income tax at average statutory tax rate	(10,438)	(26,390)	(29,378)
Income tax of associates, net	128	1,808	1,639
Differences in statutory tax rates	(94)	(7,076)	752
Unrecognized NOLs and deferred tax assets	(37,183)	(14,161)	(22,972)
Purchase of Liberty´s equity interest in Solana	36,352	-	-
Other permanent differences	(8,895)	11,220	5,385
Other non-taxable income/(expense)	(4,747)	3,649	1,915
Corporate income tax	(24,877)	(30,950)	(42,659)